Note 6 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2016	2015
Due in one year or less	$2,849	$3,585
Due after one year through five years	3,249	2,551
Total	$6,098	$6,136